Note 10 - Components of Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued payroll, commission and benefits	$ 365,709	$ 267,715
Accrued project management costs	47,866	41,499
Value added tax payable	25,730	24,605
Customer advances	12,926	10,432
Accrued contract costs (overbillings)	12,891	16,713
Other	50,977	38,795
Total accrued liabilities	$ 516,099	$ 399,759